EQUITY (Details 1) - BRL (R$) R$ / shares in Units, R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Gross amount paid	R$ 11,310,804	R$ 10,172,162
Withholding Income Tax (IRRF) (15%)	1,696,621	1,525,824
Net amount paid	R$ 9,614,183	R$ 8,646,338
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Per share (gross)	R$ 1.012306	R$ 0.916090
Preference shares [member]
IfrsStatementLineItems [Line Items]
Per share (gross)	R$ 1.113538	R$ 1.007699
Monthly Interest On Shareholders Equity Paid [Member]
IfrsStatementLineItems [Line Items]
Gross amount paid	R$ 2,312,804	R$ 2,246,162
Withholding Income Tax (IRRF) (15%)	346,921	336,924
Net amount paid	R$ 1,965,883	R$ 1,909,238
Monthly Interest On Shareholders Equity Paid [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Per share (gross)	R$ 0.206998	R$ 0.206998
Monthly Interest On Shareholders Equity Paid [Member] | Preference shares [member]
IfrsStatementLineItems [Line Items]
Per share (gross)	R$ 0.227698	R$ 0.227698
Intermediary Interest On Equity Paid [Member]
IfrsStatementLineItems [Line Items]
Gross amount paid		R$ 2,000,000
Withholding Income Tax (IRRF) (15%)		300,000
Net amount paid		R$ 1,700,000
Intermediary Interest On Equity Paid [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Per share (gross)		R$ 0.178723
Intermediary Interest On Equity Paid [Member] | Preference shares [member]
IfrsStatementLineItems [Line Items]
Per share (gross)		R$ 0.196595
Supplementary Interest On Shareholders Equity Paid [Member]
IfrsStatementLineItems [Line Items]
Gross amount paid		R$ 5,926,000
Withholding Income Tax (IRRF) (15%)		888,900
Net amount paid		R$ 5,037,100
Supplementary Interest On Shareholders Equity Paid [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Per share (gross)		R$ 0.530369
Supplementary Interest On Shareholders Equity Paid [Member] | Preference shares [member]
IfrsStatementLineItems [Line Items]
Per share (gross)		R$ 0.583406
Intermediary Interest Paid On Equity [Member]
IfrsStatementLineItems [Line Items]
Gross amount paid	R$ 4,000,000
Withholding Income Tax (IRRF) (15%)	600,000
Net amount paid	R$ 3,400,000
Intermediary Interest Paid On Equity [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Per share (gross)	R$ 0.357994
Intermediary Interest Paid On Equity [Member] | Preference shares [member]
IfrsStatementLineItems [Line Items]
Per share (gross)	R$ 0.393794
Supplementary Interest On Equity Provisioned [Member]
IfrsStatementLineItems [Line Items]
Gross amount paid	R$ 4,998,000
Withholding Income Tax (IRRF) (15%)	749,700
Net amount paid	R$ 4,248,300
Supplementary Interest On Equity Provisioned [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Per share (gross)	R$ 0.447314
Supplementary Interest On Equity Provisioned [Member] | Preference shares [member]
IfrsStatementLineItems [Line Items]
Per share (gross)	R$ 0.492046